Trade Accounts Receivable - Additional information (Detail) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Sales Of Without Recourse Trade Receivables
Trade accounts receivable included unbilled amount	S/ 182,188	S/ 152,937
Factoring Agreements With Citibank del Perú S.A. and Santander del Perú S.A. [member]
Sales Of Without Recourse Trade Receivables
Sales of without recourse trade receivables	S/ 80,486		S/ 76,784
Individual Customers [Member]
Sales Of Without Recourse Trade Receivables
Description of non current receivables maturity	between 24 and 36 months